Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Classes of Share Capital

	Number of issued shares*	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million	Treasury Shares RMB’million
Balance January 1, 2022
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,390,154,264	2	36,238	(183)	(3,660)
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	218	-	356
-Shares held for share award schemes (note ii)	-	-	-	(19)	-
-Shares allotted and issued for share award schemes (note iii)	42,000,000	-	-	-	-
Repurchase of ordinary shares (note iv)	-	-	-	-	(3,045)
Shares cancellation	(2)	-	-	-	-
Balance December 31, 2022
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,432,154,262	2	36,456	(202)	(6,349)
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	120	-	602
-Shares held for share award schemes (note ii)	-	-	-	(100)	-
Repurchase of ordinary shares (note iv)	-	-	-	-	(1,249)
Shares cancellation	(1)	-	-	-	-
Balance December 31, 2023
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,432,154,261	2	36,576	(302)	(6,996)
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	108	-	650
-Shares held for share award schemes (note ii)	-	-	-	(218)	-
Repurchase of ordinary shares (note iv)	-	-	-	-	(1,853)
Shares cancellation	(334,345,253)	-	(7,649)	-	7,649
Balance December 31, 2024
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,097,809,008	2	29,035	(520)	(550)

As at December 31, 2023 and 2024, analysis of the Company’s issued shares is as follows:

	As at December 31, 2023		As at December 31, 2024
	Number of issued shares	Share capital RMB’million	Number of issued shares	Share capital RMB’million
Class A ordinary shares	1,767,205,006	1	1,432,859,756	1
Class B ordinary shares	1,664,949,255	1	1,664,949,252	1
	3,432,154,261	2	3,097,809,008	2

* All issued shares were fully paid as at December 31, 2023 and 2024.

(i)
During the years ended December 31, 2022, 2023 and 2024, the Company transferred 11,906,200, 24,532,300 and 25,873,230 Class A ordinary shares from the Treasury shares to the grantees for the exercise of share options/RSUs, respectively.
(ii)
During the years ended December 31, 2022, 2023 and 2024, the Share Scheme Trust purchased and withheld 1,188,136, 3,319,513 and 4,724,753 Class A ordinary shares of the Company for an amount of approximately RMB19 million, RMB100 million and RMB218 million which had been deducted from the equity.

As at December 31, 2023 and 2024, the Share Scheme Trust held 57,645,103 and 15,973,760 Class A ordinary shares, respectively. These shares include those designated for the purpose of granting awarded shares to the participants under the Share Award Schemes, as well as shares that have been purchased and withheld by the Share Scheme Trust.

(iii)
In September 2022, the Company issued 42,000,000 Class A ordinary shares to a wholly owned subsidiary of the Company, for future granting of awards under the Company’s share incentive plans and/or such other purposes as the Company may determine in its absolute discretion. The shares were cancelled in 2024.

(iv)
Repurchase of shares

In March 2021, the board of directors of the Company authorized a share repurchase program (the “2021 Share Repurchase Program”), under which the Company may repurchase up to US$1 billion of its Class A ordinary shares in the form of ADSs. During the years ended December 31, 2022, the Company repurchased 84,780,686 ADSs from the open market, at an aggregate consideration of approximately US$447 million (equivalents to approximately RMB3,045 million) in cash, under the 2021 Share Repurchase Program.

In 2022, the Company executed certain cash-enhanced share repurchase transactions under the Share Repurchase Program with third-party financial institutions with agreements to repurchase its shares at pre-determined purchase prices. The transactions expired in 2022 with no shares being repurchased. The Company received US$9.16 million (equivalent to approximately RMB75 million), as premiums derivated according to the terms of these transactions. These premiums were recognized directly within equity.

In March 2023, the board of directors of the Company authorized a new share repurchase program, under which the Company may repurchase up to USD500 million of its Class A ordinary shares in the form of ADSs during a 24-month period commencing from March 20, 2023 (the “2023 Share Repurchase Program”). During the years ended December 31, 2023 and 2024, the Company repurchased 25,272,973 and 25,497,797 ADSs from the open market, at an aggregate consideration of approximately US$175 million and US$261 million (equivalents to approximately RMB1,249 million and RMB1,853 million) in cash, respectively, under the 2023 Share Repurchase Program.

The Company accounts for the repurchased ordinary shares as treasury stock under the cost method, and records it as a component of the shareholders’ equity.